SCUDDER
                                                                     INVESTMENTS

Taxable Income I

Scudder Strategic Income Fund

Scudder U.S. Government Securities Fund

Supplement to the currently effective prospectuses

--------------------------------------------------------------------------------

Scudder Strategic Income Fund

The following revises "The portfolio managers" section of the prospectuses.

The following people handle the day-to-day management of the fund.

  Andrew P. Cestone                        Robert Wang
  Managing Director of Deutsche Asset      Managing Director of Deutsche Asset
  Management and Lead Portfolio Manager    Management and Portfolio Manager of
  of the fund.                             the fund.
  o   Joined Deutsche Asset Management     o   Global Asset Allocation senior
      in March 1998 and the fund in            portfolio manager: New York.
      2002.                                o   Joined Deutsche Asset Management
  o   Head of High Yield.                      in 1995 as a senior fixed income
  o   Previous experience includes five        portfolio manager after 13 years
      years as an investment analyst at        of experience at J.P. Morgan &
      Phoenix Investment Partners and          Co. trading fixed income,
      as a credit officer in the               derivatives and foreign exchange
      asset-based lending group at             products.
      Fleet Financial Group.               o   Joined the fund in 2005.
  o   BA, University of Vermont.           o   BS, The Wharton School,
                                               University of Pennsylvania.
  William Chepolis, CFA
  Managing Director of Deutsche Asset
  Management and Portfolio Manager of
  the fund.
  o   Joined Deutsche Asset Management
      in 1998 after 13 years of experience
      as vice president and portfolio
      manager for Norwest Bank where he
      managed the bank's fixed income
      and foreign exchange portfolios.
  o   Senior Mortgage Backed Portfolio
      Manager: New York.
  o   Joined the fund in 2005.
  o   BIS, University of Minnesota.

Scudder U.S Government Securities Fund

The following revises "The portfolio managers" section of the prospectuses.


The following person handles the day-to-day management of the fund.

  William Chepolis, CFA
  Managing Director of Deutsche Asset
  Management and Portfolio Manager of
  the fund.
  o   Joined Deutsche Asset Management in
      1998 after 13 years of experience as
      vice president and portfolio manager
      for Norwest Bank where he managed the
      bank's fixed income and foreign exchange portfolios.
  o   Senior Mortgage Backed Portfolio
      Manager: New York.
  o   Joined the fund in 2002.
  o   BIS, University of Minnesota.









               Please Retain This Supplement for Future Reference

October 21, 2005
STXIF-3601